Accounts Receivable and Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Schedule of Accounts Receivable and Accrued Revenues

As at December 31,	2023	2022
Trade and Accruals	2,722	2,962
Prepaids and Deposits	242	402
Joint Operations Receivables	49	51
Other	22	58
	3,035	3,473